Cash and cash equivalents (Reconciliation of Profit/(loss) before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Profit/(loss) before taxation		¥ (3,573,654)	¥ 2,721,086	¥ 590,778
Adjustment items:
Interest income from time deposits with maturity more than 3 months		(410,652)	(424,696)	(339,505)
Share of (profits)/losses of investments accounted for using the equity method		173,616	(874,285)	(724,740)
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges		27,851	(18,846)	376
Gains from structured deposits	[1]	(11,124)	(97,921)	(114,283)
Gains from entrusted loan receivables		(2,704)	0	0
Losses on sale of FVOCI		3,148	4,685	9,513
Interest expense		98,502	94,186	64,169
Foreign exchange losses/(gains)		(15,320)	1,861	5,514
Depreciation of property, plant and equipment		1,494,176	1,621,459	1,553,039
Depreciation of investment property		15,323	15,325	15,184
Depreciation of right-of-use assets		32,918	34,307	32,653
Amortization of other non-current assets		270,881	294,617	226,263
Impairment loss on property, plant and equipment		286,260	587,622	87,570
Losses / (gains) on disposal of property, plant and equipment and other long-term assets-net		26,767	(48,671)	1,212
Impairment loss on investment accounted for using the equity method		0	28,392	0
Profit/(loss) on operation before change of working capital		(1,584,012)	3,939,121	1,407,743
Decrease/(increase) in inventories		(1,370,535)	(2,034,779)	2,865,687
Decrease in operation receivables		511,325	49,586	308,333
Decrease in operation payables		(4,673,853)	(70,235)	(1,008,800)
(Decrease)/increase in balances to related parties – net		156,341	2,527,960	(1,577,876)
Cash generated from/(used in) operations		¥ (6,960,734)	¥ 4,411,653	¥ 1,995,087

[1]	Structured deposits are financial products issued by banks, return of which are linked to the performance of the embedded index, like foreign exchange rate, interest rate and etc..